AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information (“SAI”), as supplemented, of the AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio’s Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Class A shares of each of the Trust’s AXA Allocation Portfolios (each, a “Portfolio”).

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As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio’s Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio’s Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust’s Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: “Portfolio Services – Additional Information – Portfolio Distribution Arrangements.”

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust’s Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: “Investment Management and Other Services – The Manager,” “Investment Management and Other Services – The Distributor,” and “Other Information – Classes of Shares.”

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Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the “Fees and Expenses of the Portfolio” section of the Prospectus under the headings “Annual Portfolio Operating Expenses” and “Example” are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

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AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

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AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

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AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

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AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

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Effective January 1, 2012, the fifth sentence in the sixth paragraph in the section of the Prospectus entitled “The AXA Allocation Portfolios at a Glance” is hereby deleted in its entirety and replaced with the following:

The AXA Allocation Portfolios will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

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Effective January 1, 2012, the first paragraph and the table in the section of the Prospectus entitled “Management Team – The Manager – Expense Limitation Agreement” are hereby deleted in their entirety and replaced with the following:

In the interest of limiting through April 30, 2013 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of each AXA Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the AXA Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administration or other fees so that the annual operating expenses (including acquired fund fees and expenses) of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), do not exceed the following annualized rates:

AXA Conservative Allocation Portfolio		AXA Conservative-Plus Allocation Portfolio
Class A Shares	Class B Shares	Class A Shares	Class B Shares
1.00%	1.00%	1.10%	1.10%

AXA Moderate Allocation Portfolio		AXA Moderate-Plus Allocation Portfolio
Class A Shares	Class B Shares	Class A Shares	Class B Shares
1.15%	1.15%	1.20%	1.20%

AXA Aggressive Allocation Portfolio
Class A Shares	Class B Shares
1.25%	1.25%

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